Share-based plan - Activity of RSUs and PSUs (Details) - shares shares in Thousands					12 Months Ended
	Oct. 01, 2020	Sep. 01, 2020	Jul. 01, 2020	Jan. 01, 2020	Dec. 31, 2020
Number of units
Outstanding (shares)				4,112,046	4,112,046
Granted (shares)	8,437,097	1,783,200	139,660		10,359,957
Forfeited (shares)	(140,019)	(337,840)		(94,496)	(572,355)
Outstanding (shares)					13,899,648
RSUs
Number of units
Outstanding (shares)				1,921,669	1,921,669
Granted (shares)	7,807,562	1,783,200	139,660		9,730,422
Forfeited (shares)	(140,019)	(337,840)		(94,496)	(572,355)
Outstanding (shares)					11,079,736
PSUs
Number of units
Outstanding (shares)				2,190,377	2,190,377
Granted (shares)	629,535	0	0		629,535
Forfeited (shares)	0	0		0	0
Outstanding (shares)					2,819,912